Schedule of detailed information about property plant and equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	$ 2,591,861
As at 31 March 2025	2,378,025	$ 2,591,861
Property,plant and equipment, carrying amount	2,378,025	2,591,861
Property, plant and equipment	2,378,025	2,591,861
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024
Additions	50,886
Written off
As at 31 March 2025	29,089
Property, plant and equipment	29,089
Fixtures and fittings [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	22,670	26,311
Office equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	34,151	33,378
Medical Equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	11,590	15,304
Computer equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	110,406	114,425
Computer equipment [member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024
As at 31 March 2025	29,089
Property, plant and equipment	29,089
Renovation [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	235,131	276,355
Laboratory [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	1,387,443	1,515,138
Aircraft [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	2,796	473
Mobile device [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	379	433
Laboratory Equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	389,256	423,751
Machinery [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	140,214	137,685
Computer And ICT [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	12,392	10,287
Signboard [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount	31,597	38,321
Motor vehicles [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property,plant and equipment, carrying amount
Gross carrying amount [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	4,497,090	4,690,035
Additions	83,772	221,317
Written off		(103,224)
Exchange difference	302,113	(311,038)
As at 31 March 2025	4,882,975	4,497,090
Property, plant and equipment	4,882,975	4,497,090
Gross carrying amount [member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024
As at 31 March 2025	50,886
Property, plant and equipment	50,886
Gross carrying amount [member] | Fixtures and fittings [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	70,263	76,412
Additions	1,969	3,557
Written off		(4,694)
Exchange difference	4,731	(5,012)
As at 31 March 2025	76,963	70,263
Property, plant and equipment	76,963	70,263
Gross carrying amount [member] | Office equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	89,925	94,392
Additions	6,822	7,699
Written off		(5,916)
Exchange difference	6,119	(6,250)
As at 31 March 2025	102,866	89,925
Property, plant and equipment	102,866	89,925
Gross carrying amount [member] | Medical Equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	22,208	23,775
Additions
Written off
Exchange difference	1,486	(1,567)
As at 31 March 2025	23,694	22,208
Property, plant and equipment	23,694	22,208
Gross carrying amount [member] | Computer equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	187,568	169,144
Additions	8,413	30,094
Written off
Exchange difference	12,675	(11,670)
As at 31 March 2025	208,656	187,568
Property, plant and equipment	208,656	187,568
Gross carrying amount [member] | Computer equipment [member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024
As at 31 March 2025	50,886
Property, plant and equipment	50,886
Gross carrying amount [member] | Renovation [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	612,090	670,338
Additions		78,274
Written off		(92,614)
Exchange difference	40,949	(43,908)
As at 31 March 2025	653,039	612,090
Property, plant and equipment	653,039	612,090
Gross carrying amount [member] | Laboratory [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	2,146,949	2,298,359
Additions
Written off
Exchange difference	143,631	(151,410)
As at 31 March 2025	2,290,580	2,146,949
Property, plant and equipment	2,290,580	2,146,949
Gross carrying amount [member] | Aircraft [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	1,121	1,200
Additions	2,545
Written off
Exchange difference	113	(79)
As at 31 March 2025	3,779	1,121
Property, plant and equipment	3,779	1,121
Gross carrying amount [member] | Mobile device [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	1,132	1,211
Additions
Written off
Exchange difference	75	(79)
As at 31 March 2025	1,207	1,132
Property, plant and equipment	1,207	1,132
Gross carrying amount [member] | Laboratory Equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	767,253	794,506
Additions	35,455	25,536
Written off
Exchange difference	51,861	(52,789)
As at 31 March 2025	854,569	767,253
Property, plant and equipment	854,569	767,253
Gross carrying amount [member] | Machinery [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	289,977	277,938
Additions	25,639	30,891
Written off
Exchange difference	19,783	(18,852)
As at 31 March 2025	335,399	289,977
Property, plant and equipment	335,399	289,977
Gross carrying amount [member] | Computer And ICT [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	12,932	13,256
Additions	2,929	560
Written off
Exchange difference	910	(884)
As at 31 March 2025	16,771	12,932
Property, plant and equipment	16,771	12,932
Gross carrying amount [member] | Signboard [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	43,922
Additions		44,706
Written off
Exchange difference	2,938	(784)
As at 31 March 2025	46,860	43,922
Property, plant and equipment	46,860	43,922
Gross carrying amount [member] | Motor vehicles [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	251,750	269,504
Additions
Written off
Exchange difference	16,842	(17,754)
As at 31 March 2025	268,592	251,750
Property, plant and equipment	268,592	251,750
Accumulated Depreciation [Member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	1,905,229	1,654,160
Written off		(89,141)
Exchange difference	134,434	(115,403)
As at 31 March 2025	2,504,950	1,905,229
Charge for the financial year	465,287	455,613
Property, plant and equipment	2,504,950	1,905,229
Accumulated Depreciation [Member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024
As at 31 March 2025	21,797
Property, plant and equipment	21,797
Accumulated Depreciation [Member] | Fixtures and fittings [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	43,952	42,187
Written off		(2,806)
Exchange difference	3,051	(2,859)
As at 31 March 2025	54,293	43,952
Charge for the financial year	7,290	7,430
Property, plant and equipment	54,293	43,952
Accumulated Depreciation [Member] | Office equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	56,547	54,735
Written off		(2,188)
Exchange difference	3,907	(3,702)
As at 31 March 2025	68,715	56,547
Charge for the financial year	8,261	7,702
Property, plant and equipment	68,715	56,547
Accumulated Depreciation [Member] | Medical Equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	6,904	2,637
Written off
Exchange difference	531	(254)
As at 31 March 2025	12,104	6,904
Charge for the financial year	4,669	4,521
Property, plant and equipment	12,104	6,904
Accumulated Depreciation [Member] | Computer equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	73,143	60,428
Written off
Exchange difference	5,191	(4,280)
As at 31 March 2025	98,250	73,143
Charge for the financial year	19,916	16,995
Property, plant and equipment	98,250	73,143
Accumulated Depreciation [Member] | Computer equipment [member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024
As at 31 March 2025	21,797
Property, plant and equipment	21,797
Accumulated Depreciation [Member] | Renovation [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	335,735	381,590
Written off		(84,147)
Exchange difference	23,342	(24,767)
As at 31 March 2025	417,908	335,735
Charge for the financial year	58,831	63,059
Property, plant and equipment	417,908	335,735
Accumulated Depreciation [Member] | Laboratory [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	631,811	447,593
Written off
Exchange difference	45,650	(33,305)
As at 31 March 2025	903,137	631,811
Charge for the financial year	225,676	217,523
Property, plant and equipment	903,137	631,811
Accumulated Depreciation [Member] | Aircraft [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	648	604
Written off
Exchange difference	49	(41)
As at 31 March 2025	983	648
Charge for the financial year	286	85
Property, plant and equipment	983	648
Accumulated Depreciation [Member] | Mobile device [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	699	607
Written off
Exchange difference	49	(42)
As at 31 March 2025	828	699
Charge for the financial year	80	134
Property, plant and equipment	828	699
Accumulated Depreciation [Member] | Laboratory Equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	343,502	269,674
Written off
Exchange difference	24,441	(19,401)
As at 31 March 2025	465,313	343,502
Charge for the financial year	97,370	93,229
Property, plant and equipment	465,313	343,502
Accumulated Depreciation [Member] | Machinery [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	152,292	133,261
Written off
Exchange difference	10,670	(9,276)
As at 31 March 2025	195,185	152,292
Charge for the financial year	32,223	28,307
Property, plant and equipment	195,185	152,292
Accumulated Depreciation [Member] | Computer And ICT [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	2,645	1,449
Written off
Exchange difference	200	(118)
As at 31 March 2025	4,379	2,645
Charge for the financial year	1,534	1,314
Property, plant and equipment	4,379	2,645
Accumulated Depreciation [Member] | Signboard [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	5,601
Written off
Exchange difference	511	(101)
As at 31 March 2025	15,263	5,601
Charge for the financial year	9,151	5,702
Property, plant and equipment	15,263	5,601
Accumulated Depreciation [Member] | Motor vehicles [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
As at 31 March 2024/ 1 April 2024	251,750	259,395
Written off
Exchange difference	16,842	(17,257)
As at 31 March 2025	268,592	251,750
Charge for the financial year		9,612
Property, plant and equipment	$ 268,592	$ 251,750